LEGG MASON INCOME TRUST, INC.
            Legg Mason U.S. Government Intermediate-Term Portfolio
                 Legg Mason Investment Grade Income Portfolio
                      Legg Mason High Yield Portfolio
               Legg Mason U.S. Government Money Market Portfolio

                 Supplement to the Prospectus dated May 1, 1998


   		Legg Mason has agreed to request payment of a 12b-1 service fee of only
0.10% from the Legg Mason U.S. Government Money Market Portfolio until April
30, 1999.

              The Date of this Supplement is January 11, 1999.